J.P. Morgan Mortgage Trust 2024-7 ABS-15G

Exhibit 99.21

ATR QM Data Fields
Loans in Report: 1
Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXXX	303452005	QM: Safe Harbor	No	Yes
1